Financial risk management - Currency Risk (Details) - Currency risk - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (42,809)	£ (28,546)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	204	157
Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,145	2,342
Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(45,465)	(31,220)
Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(42,116)	(28,721)
Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(693)	175
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,195	1,669
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,013)	(3,085)
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(343)	(365)
GBP
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(22,452)	(11,758)
GBP | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	111	63
GBP | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,725	1,215
GBP | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(22,910)	(12,210)
GBP | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21,074)	(10,932)
GBP | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,378)	(826)
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	407	282
GBP | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,459)	(1,207)
GBP | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(90)	(77)
Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(203)	108
Euro | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,052)	(5,351)
Euro | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,052)	(5,351)
Euro | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,849	5,459
Euro | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
USD
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(20,175)	(16,933)
USD | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	93	94
USD | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,420	1,127
USD | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(14,118)	(12,660)
USD | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12,605)	(11,439)
USD | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,570)	(5,494)
USD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,788	1,387
USD | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,554)	(1,878)
USD | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(253)	(288)
Other
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21	37
Other | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,385)	(999)
Other | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,385)	(999)
Other | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,406	1,036
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0